Related-party transactions - Schedule of rendering of services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Operating activities	€ 391	€ 260	€ 1,200
Financing activities	194	76	8
PROVISION OF SERVICES	€ 585	€ 335	€ 1,208